Investment Securities - Fair Value Measurements and Noncurrent Unconsolidated Entities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair value of marketable securities
Dividends received from unconsolidated entity	$ 10,000,000	$ 0	$ 2,400,000
Corporate bonds
Fair value of marketable securities
Debt security	164,619,000	228,770,000
Other
Fair value of marketable securities
Debt security	12,995,000	6,276,000
Strategic equity securities
Fair value of marketable securities
Equity security	10,309,000	18,297,000
Fair value measurements on recurring basis
Fair value of marketable securities
Cash equivalents	1,991,949,000	303,152,000
Total marketable investment securities	187,923,000	253,343,000
Fair value measurements on recurring basis | Corporate bonds
Fair value of marketable securities
Debt security	164,619,000	228,770,000
Fair value measurements on recurring basis | Other
Fair value of marketable securities
Total marketable investment securities	12,995,000	6,276,000
Fair value measurements on recurring basis | Strategic equity securities
Fair value of marketable securities
Equity security	10,309,000	18,297,000
Fair value measurements on recurring basis | Level 1
Fair value of marketable securities
Cash equivalents	14,011,000	213,000
Total marketable investment securities	10,309,000	18,297,000
Fair value measurements on recurring basis | Level 1 | Corporate bonds
Fair value of marketable securities
Debt security	0	0
Fair value measurements on recurring basis | Level 1 | Other
Fair value of marketable securities
Total marketable investment securities	0	0
Fair value measurements on recurring basis | Level 1 | Strategic equity securities
Fair value of marketable securities
Equity security	10,309,000	18,297,000
Fair value measurements on recurring basis | Level 2
Fair value of marketable securities
Cash equivalents	1,977,938,000	302,939,000
Total marketable investment securities	177,614,000	235,046,000
Fair value measurements on recurring basis | Level 2 | Corporate bonds
Fair value of marketable securities
Debt security	164,619,000	228,770,000
Fair value measurements on recurring basis | Level 2 | Other
Fair value of marketable securities
Total marketable investment securities	12,995,000	6,276,000
Fair value measurements on recurring basis | Level 2 | Strategic equity securities
Fair value of marketable securities
Equity security	$ 0	$ 0